UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment |_|; Amendment Number: ____________
  This Amendment (Check only one.):  |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S & E Partners, L.P.
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig Effron
Title:    President
Phone:    212-355-5600

Signature, Place, and Date of Signing:


/s/ Craig Effron                        New York, NY                    11/14/02
-------------------                     -------------                   --------
   [Signature]                          [City, State]                    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:         89,952
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-04329                       Scoggin LLC

Quarter Ended 9/30/02

                           Form 13F Information Table

                                                           VALUE   SHARES/   SH/PUT/   INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT   PRN CALL  DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------  --------  -------  ----------   ----    ------    ----
Advanced Medical Optics, Inc.  common           00763M108   4,755   500,000    SH        Sole                Sole
Advanced Medical Optics, Inc.  common           00763M108   5,244   551,400    SH      Defined     01        Sole
Advanced Medical Optics, Inc.  common           00763M108     295    31,000   Call       Sole                Sole
Advanced Medical Optics, Inc.  common           00763M108     295    31,000   Call     Defined     01        Sole
BioTransplant Inc.             common           09066Y107     261   150,000    SH        Sole                Sole
BioTransplant Inc.             common           09066Y107     261   150,000    SH      Defined     01        Sole
Bristol-Myers Squibb Company   common           110122108   1,190    50,000   Call       Sole                Sole
Bristol-Myers Squibb Company   common           110122108   1,190    50,000   Call     Defined     01        Sole
Bowater Inc                    common           102183100   1,324    37,500    SH        Sole                Sole
Bowater Inc                    common           102183100   1,324    37,500    SH      Defined     01        Sole
Call Net Enterprise            common           130910508      13    57,564    SH        Sole                Sole
Call Net Enterprise            common           130910508      13    57,564    SH      Defined     01        Sole
Chevron                        common           166764100   5,332    77,000    SH        Sole                Sole
Ciena Corp                     common           171779101   2,110   710,400    SH        Sole                Sole
Earthwatch 8.50 Preferred      preferred        270324601   1,121   521,475    SH        Sole                Sole
Earthwatch 8.50 Preferred      preferred        270324601   1,121   521,475    SH      Defined     01        Sole
EBAY Inc                       common           278642103     156     2,950    SH        Sole                Sole
EBAY Inc                       common           278642103     156     2,950    SH      Defined     01        Sole
En Pro Inds Inc                common           29355X107     858   250,000    SH        Sole                Sole
En Pro Inds Inc                common           29355X107     858   250,000    SH      Defined     01        Sole
Ford Motor Company             common           345370860     735    75,000   Call       Sole                Sole
Ford Motor Company             common           345370860     735    75,000   Call     Defined     01        Sole
FMC Corporation                common           302491303   1,937    75,000   Call       Sole                Sole
FMC Corporation                common           302491303   1,937    75,000   Call     Defined     01        Sole
Foot Locker, Inc.              common           344849104   4,995   500,000    SH        Sole                Sole
Foot Locker, Inc.              common           344849104   5,495   550,000    SH      Defined     01        Sole
Gentiva Health Services        common           37247A102     620    75,000    SH        Sole                Sole
Gentiva Health Services        common           37247A102     703    85,000    SH      Defined     01        Sole
Georgia-Pacific Corp           common           373298108     491    37,500   Call       Sole                Sole
Georgia-Pacific Corp           common           373298108     491    37,500   Call     Defined     01        Sole
Halliburton Company            common           406216101     646    50,000   Call       Sole                Sole
Halliburton Company            common           406216101     646    50,000   Call     Defined     01        Sole
McDonald's Corporation         common           580135101   1,766   100,000   Call       Sole                Sole
McDonald's Corporation         common           580135101   1,943   110,000   Call     Defined     01        Sole
Millennim Pharmaceuticals,
   Inc.                        common           599902103   6,487   696,060    SH        Sole                Sole
Mykrolis Corporation           common           62852P103     154    25,000   Call       Sole                Sole
Mykrolis Corporation           common           62852P103     154    25,000   Call     Defined     01        Sole
Mykrolis Corporation           common           62852P103   2,214   360,000    SH        Sole                Sole
Mykrolis Corporation           common           62852P103   2,354   382,800    SH      Defined     01        Sole
NextWave Telecom Inc.          common           65332M103     210   150,000    SH        Sole                Sole
NextWave Telecom Inc.          common           65332M103     210   150,000    SH      Defined     01        Sole
OfficeMax, Inc.                common           67622M108     816   200,000    SH        Sole                Sole
OfficeMax, Inc.                common           67622M108     816   200,000    SH      Defined     01        Sole
P & O Princess Crusises        common           69307104      710    25,000    SH        Sole                Sole
P & O Princess Crusises        common           69307104      781    27,500    SH      Defined     01        Sole
PG & E Holdings                common           69331C108   3,941   350,000    SH        Sole                Sole
PG & E Holdings                common           69331C108   4,335   385,000    SH      Defined     01        Sole
Pharmacia Corporation          common           71713U102   1,944    50,000    SH        Sole                Sole
Pharmacia Corporation          common           71713U102   2,041    52,500    SH      Defined     01        Sole
Pure Resources, Inc.           common           74622E102     141     6,300    SH        Sole                Sole
Sun MicroSystems               common           866810104     258   100,000    SH        Sole                Sole
Sun MicroSystems               common           866810104     310   120,000    SH      Defined     01        Sole
Telesystem International
   Wireless Inc                common           879946309      45   250,000    SH        Sole                Sole
Telesystem International
   Wireless Inc                common           879946309      45   250,000    SH      Defined     01        Sole
Ticketmaster                   common           88633P203   1,716   112,500    SH        Sole                Sole
Ticketmaster                   common           88633P203   1,868   122,500    SH      Defined     01        Sole
TRW Inc                        common           872649108   2,928    50,000    SH        Sole                Sole
TRW Inc                        common           872649108   2,928    50,000    SH      Defined     01        Sole
TRW Inc                        common           872649108     263    87,500   Call       Sole                Sole
TRW Inc                        common           872649108      47    93,500   Call     Defined     01        Sole
TRW Inc                        common           872649108     150    50,000   Put        Sole                Sole
TRW Inc                        common           872649108      25    50,000   Put      Defined     01        Sole
TVMAX Holdings                 common           87307X104     556    46,330    SH        Sole                Sole
TVMAX Holdings                 common           87307X104     496    41,330    SH      Defined     01        Sole
                                                           89,952